UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22241

Partners Group Private Equity (Master Fund), LLC
(Exact name of registrant as specified in charter)

450 Lexington Ave, 39th Floor
New York, NY 10017
(Address of principal executive offices) (Zip code)

Brooks Lindberg, CCO
450 Lexington Ave, 39th Floor
New York, NY 10017
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 763-4700

Date of fiscal year end: March 31

Date of reporting period: December 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please  direct  comments  concerning  the  accuracy of the  information collection  burden  estimate and any  suggestions for reducing the burden to the Secretary,  Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

Partners Group Private Equity (Master Fund), LLC
(a Delaware Limited Liability Company)
Schedule of Investments - December 31, 2009 (unaudited)

INVESTMENT OBJECTIVE AS A PERCENTAGE OF TOTAL MEMBERS' EQUITY - NET ASSETS
Percentages are as follows:

Fair Value
Investments in Portfolio Funds (23.13%)

Private Equity Composite (23.13%)
3i Europartners Vb, LP a, b	$228,519
Apollo Overseas Partners (Delaware) VII, LP a, b	23,410
Ares Corporate Opportunities Fund III, LP a, b	103,995
Baring Asia Private Equity Fund IV, LP a, b	360,985
Carlyle Partners V, LP a, b	75,427
Duke Street Capital V, LP a, b	134,843
Duke Street Capital VI, LP a, b	205,737
Irving Place Capital Partners III, LP a, b	229,701
Montagu III, LP a, b	304,218
Silver Lake Sumeru Fund, LP a, b	65,393
Surgery Partners a, b	411,728
Warburg Pincus Private Equity X, LP a, b	224,349
Total Private Equity Composite (23.13%)	2,368,305

Total Investments in Portfolio Funds (Cost $2,302,002) (23.13%)	2,368,305

Short-Term Investments (77.64%)

UMB Bank Money Market Fiduciary	7,950,313

Total Short-Term Investments (Cost $7,950,313) (77.64%)	7,950,313

Total Investments (Cost $10,252,315) (100.77%)	10,318,618

Liabilities in Excess of Other Assets (-0.77%)	(78,956)

Members' Equity - Net Assets (100.00%)	$10,239,662

a-Non-income producing.
b-Underlying Funds are issued in private placement transactions and as such are restricted as to resale.
Total cost and fair value of restricted portfolio funds as of December 31, 2009 was $2,302,002 and $2,368,305, respectively.

The accompanying notes are an integral part of the Schedule of Investments.

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Fair Value Measurements. In accordance with Fair Value Measurements, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. Fair Value Measurements establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The units of account that are valued by the Fund are its interests in the Investment Funds or other financial instruments and not the underlying holdings of such Investment Funds or other financial instruments. Thus, the inputs used by the Fund to value its investments in each of the Investment Funds or other financial instruments may differ from the inputs used to value the underlying holdings of such Investment Funds or other financial instruments.

Investments in Underlying Funds	Level 1	Level 2	Level 3	Total
Private Equity Composite	$-	$-	$2,368,305	$2,368,305
Short-Term Investment	7,950,313	-	-	7,950,313
Total	$7,950,313	$-	$2,368,305	$10,318,618

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments
Balance as of July 1, 2009	$-
Realized gain (loss)	-
Net change in unrealized appreciation/depreciation	66,303
Net purchases (sales)	2,302,002
Net transfers in or out of Level 3	-
Balance as of December 31, 2009	$2,368,305

ITEM 2. CONTROLS AND PROCEDURES.

(a)      The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)      There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002, for the Principal Executive Officer and Principal Financial Officer, are attached hereto.

SIGNATURES

Pursuant to the requirements  of the  Securities  Exchange  Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Partners Group Private Equity (Master Fund), LLC

By (Signature and Title)*	/s/ Scott Higbee
Scott Higbee, President & Chief Executive Officer (Principal Executive Officer)

Date         February 25, 2010

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Scott Higbee
Scott Higbee, President & Chief Executive Officer (Principal Executive Officer)

Date         February 25, 2010

By (Signature and Title)*	/s/ Robert Collins
Robert Collins, Chief Financial Officer (Principal Financial Officer)

Date         February 25, 2010

* Print the name and title of each signing officer under his or her signature.